Discontinued Operations - Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Assets
Current assets of discontinued operations	$ 116.0	$ 151.2
Long-term assets of discontinued operations	270.1	273.4
Liabilities
Current liabilities of discontinued operations	60.2	71.5
Long-term liabilities of discontinued operations	9.8	7.6
Discontinued Operations, Held-for-sale | LED Business
Assets
Short-term investments	12.0	9.4
Accounts receivable, net	41.6	59.7
Inventories	57.2	75.6
Prepaid expenses	0.1	0.1
Other current assets	5.1	6.4
Current assets of discontinued operations	116.0	151.2
Property and equipment, net	60.3	64.6
Goodwill	180.3	180.3
Intangible assets, net	22.7	23.8
Deferred income taxes	5.1	4.7
Other assets	1.7	0.0
Long-term assets of discontinued operations	270.1	273.4
Liabilities
Accounts payable and accrued expenses	31.0	36.4
Accrued contract liabilities	24.1	30.7
Income tax payable	2.0	1.7
Other current liabilities	3.1	2.7
Current liabilities of discontinued operations	60.2	71.5
Other long-term liabilities	9.8	7.6
Long-term liabilities of discontinued operations	$ 9.8	$ 7.6